UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-6447

                      (Investment Company Act File Number)


                    Federated Fixed Income Securities, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  11/30/07


                Date of Reporting Period:  Quarter ended 8/31/07







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED STRATEGIC INCOME FUND
PORTFOLIO OF INVESTMENTS
August 31, 2007 (unaudited)

  PRINCIPAL                VALUE IN
  AMOUNT OR SHARES     U.S. DOLLARS

                      U.S. CORPORATE BONDS--2.0%
                      BASIC INDUSTRY - CHEMICALS--0.3%
  $     1,450,000 1,2 Fertinitro Finance, Inc., Company Guarantee, 8.290%, 4/1/2020                                  $     1,232,500
        1,250,000 1,2 Reliance Industries Ltd., Bond, 8.250%, 1/15/2027                                                    1,510,375
                         TOTAL                                                                                             2,742,875
                      BASIC INDUSTRY - PAPER--0.5%
        4,360,000     Louisiana-Pacific Corp., 8.875%, 8/15/2010                                                           4,646,413
          250,000     Pope & Talbot, Inc., 8.375%, 6/1/2013                                                                  150,000
          450,000     Westvaco Corp., Sr. Deb., 7.500%, 6/15/2027                                                            478,316
                         TOTAL                                                                                             5,274,729
                      CAPITAL GOODS - ENVIRONMENTAL--0.3%
        2,700,000     Waste Management, Inc., Deb., 8.750%, 5/1/2018                                                       2,765,634
                      COMMUNICATIONS - MEDIA NONCABLE--0.3%
          720,000     British Sky Broadcasting Group PLC, 8.200%, 7/15/2009                                                  759,957
        1,187,000     British Sky Broadcasting Group PLC, Note, 6.875%, 2/23/2009                                          1,218,330
        1,000,000     News America Holdings, Inc., Note, 8.150%, 10/17/2036                                                1,154,046
                         TOTAL                                                                                             3,132,333
                      CONSUMER CYCLICAL - AUTOMOTIVE--0.1%
        1,000,000     General Motors Acceptance, 8.000%, 11/1/2031                                                           900,606
          775,000     General Motors Corp., Note, 9.450%, 11/1/2011                                                          694,594
                         TOTAL                                                                                             1,595,200
                      ENERGY - INTEGRATED--0.1%
        1,500,000     Husky Oil Ltd., Company Guarantee, 8.900%, 8/15/2028                                                 1,555,224
                      FINANCIAL INSTITUTION - BANKING--0.2%
        2,150,000 1,2 Regional Diversified Funding, 9.250%, 3/15/2030                                                      2,375,618
                      FINANCIAL INSTITUTION - FINANCE NONCAPTIVE--0.1%
          500,000     Susa Partnership LP, 8.200%, 6/1/2017                                                                  583,522
                      FINANCIAL INSTITUTION - INSURANCE - LIFE--0.0%
          500,000 1,2 Union Central Life Insurance Co., Note, 8.200%, 11/1/2026                                              541,028
                      FINANCIAL INSTITUTION - INSURANCE - P&C--0.1%
          500,000 1,2 USF&G Capital, 8.312%, 7/1/2046                                                                        590,726
                         TOTAL U.S. CORPORATE BONDS                                                                       21,156,889
                         (IDENTIFIED COST $21,695,692)
                      INTERNATIONAL BONDS - 3.0%
                      JAPANESE YEN - 2.3%
                      BANKING--2.3%
      450,000,000     Bayerische Landesbank, Sr. Unsub., Series EMTN, 1.000%, 9/20/2010                                    3,888,678
      400,000,000     Bank Nederlandse Gemeenten, Sr. Unsub., 0.800%, 9/22/2008                                            3,450,384
      500,000,000     KFW International Finance, 1.750%, 3/23/2010                                                         4,402,798
      190,000,000     KFW International Finance, Series EMTN, 2.050%, 9/21/2009                                            1,679,053
      630,000,000     OEK Oest. Kontrollbank, Gilt, 1.800%, 3/22/2010                                                      5,553,783
      600,000,000     Pfandbrief Ost Land Hypo, Sr. Unsub., Series EMTN, 1.600%, 2/15/2011                                 5,266,258
                         TOTAL                                                                                            24,240,954
                      FINANCIAL INTERMEDIARIES--0.3%
      400,000,000     Eksportfinans, Bond, 1.800%, 6/21/2010                                                               3,529,148
                      SUPRANATIONAL--0.4%
      500,000,000     Inter American Development Bank, 1.900%, 7/8/2009                                                    4,396,753
                         TOTAL INTERNATIONAL BONDS                                                                        32,166,855
                         (IDENTIFIED COST $35,333,523)
                      GOVERNMENTS/AGENCIES - 9.6%
                      AUSTRALIAN DOLLAR - 0.4%
                      STATE/PROVINCIAL--0.4%
        3,900,000     New South Wales, State of, Local Gov't. Guarantee, Series 08RG, 8.000%, 3/1/2008                     3,213,187
          700,000     West Australia Treasury Corp., Local Gov't. Guarantee, Series 07, 8.000%, 10/15/2007                   573,667
                         TOTAL AUSTRALIAN DOLLAR                                                                           3,786,854
                      BRITISH POUND - 1.0%
                      SOVEREIGN - 1.0%
        2,250,000     United Kingdom, Government of, Bond, 5.000%, 3/7/2008                                                4,522,955
        3,250,000     United Kingdom, Government of, Bond, 5.750%, 12/7/2009                                               6,618,344
                         TOTAL BRITISH POUND                                                                              11,141,299
                      EURO - 5.7%
                      SOVEREIGN - 5.7%
        5,000,000     Bundesobligation, Series 146, 3.250%, 4/9/2010                                                       6,674,341
        5,100,000     Bundesobligation, Bond, Series 147, 2.500%, 10/8/2010                                                6,629,625
        3,000,000     Finland, Government of, Note, 3.000%, 7/4/2008                                                       4,047,556
        5,200,000     France, Government of, 4.000%, 4/25/2013                                                             7,017,110
        3,800,000     France, Government of, Bond, 4.250%, 4/25/2019                                                       5,112,410
        4,200,000     France, Government of, O.A.T., 4.000%, 10/25/2009                                                    5,715,154
        4,300,000     Germany, Government of, 4.750%, 7/4/2028                                                             6,015,536
        5,500,000     Germany, Government of, 5.250%, 1/4/2008                                                             7,519,044
        4,700,000     Germany, Government of, Bond, Series 0301, 4.750%, 7/4/2034                                          6,612,576
        4,845,000     Germany, Government of, Series 0303, 4.250%, 1/4/2014                                                6,623,198
                         TOTAL EURO                                                                                       61,966,550
                      JAPANESE YEN - 2.3%
                      AGENCY--0.8%
    1,000,000,000     Federal National Mortgage Association, 1.750%, 3/26/2008                                             8,683,824
                      SOVEREIGN - 1.5%
      400,000,000     Italy, Government of, Bond, 1.800%, 2/23/2010                                                        3,520,684
      306,000,000     Italy, Series INTL, 0.650%, 3/20/2009                                                                2,630,559
      610,000,000     Japan, Government of, Bond, Series 222, 1.800%, 6/21/2010                                            5,388,994
      500,000,000     Japan, Government of, Bond, Series 240, 1.300%, 6/20/2012                                            4,344,827
                         TOTAL                                                                                            15,885,064
                         TOTAL JAPANESE YEN                                                                               24,568,888
                      SWEDISH KRONA - 0.2%
                      SOVEREIGN - 0.2%
       17,300,000     Sweden, Kingdom of, Deb., Series 1040, 6.500%, 5/5/2008                                              2,549,398
                         TOTAL GOVERNMENTS/AGENCIES                                                                      104,012,989
                         (IDENTIFIED COST $99,008,634)
                      ASSET-BACKED SECURITIES--0.0%
                      HOME EQUITY LOAN--0.0%
          127,622 1,2 125 Home Loan Owner Trust 1998-1A B1, 9.260%, 2/15/2029                                                126,346
           38,943     New Century Home Equity Loan Trust 1997-NC5 M2, 7.240%, 10/25/2028                                      38,393
                         TOTAL ASSET-BACKED SECURITIES                                                                       164,739
                         (IDENTIFIED COST $166,324)
                      COLLATERALIZED MORTGAGE OBLIGATIONS--0.0%
                      NON-AGENCY MORTGAGE--0.0%
           12,627 1,2 SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 1/28/2027                                             9,091
                      (IDENTIFIED COST $24,210)
                      MORTGAGE-BACKED SECURITIES--0.0%
                      GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.0%
           48,650     Government National Mortgage Association Pool 780360, 11.000%, 30 Year, 9/15/2015                       51,244
                      (IDENTIFIED COST $54,670)
                      MUNICIPAL BOND--0.0%
                      MUNICIPAL SERVICES--0.0%
          250,000     McKeesport, PA, Taxable GO Series B 1997, 7.300%, (MBIA Insurance Corp. INS), 3/1/2020                 252,940
                      (IDENTIFIED COST $249,412)
                      PREFERRED STOCKS--0.3%
                      FINANCIAL INSTITUTION - BROKERAGE--0.2%
           40,000     Lehman Brothers Holdings, Pfd. 5.670%, $2.84, Annual Dividend                                        1,820,000
                      FINANCIAL INSTITUTION - REITS--0.1%
            9,900     Prologis Trust, REIT Perpetual Pfd. Stock, Series C, $4.27, Annual Dividend                            589,050
                         TOTAL PREFERRED STOCKS                                                                            2,409,050
                         (IDENTIFIED COST $2,146,408)
                      U.S. TREASURY--0.0%
                      U.S. TREASURY BILL--0.0%
  $       200,000 3,4 4.000%, 10/11/2007 (IDENTIFIED COST $198,933)                                                          199,292
                      MUTUAL FUNDS-85.1%5
       11,570,835     Emerging Markets Fixed Income Core Fund                                                            246,884,825
       32,508,242     Federated Mortgage Core Portfolio                                                                  317,605,523
       52,610,498     High Yield Bond Portfolio                                                                          350,912,020
        4,370,454     Prime Value Obligations Fund, Institutional Shares, 5.33%6                                           4,370,454
                         TOTAL MUTUAL FUNDS                                                                              919,772,822
                         (IDENTIFIED COST $1,025,802,852)
                         TOTAL INVESTMENTS - 100.0%                                                                    1,080,195,911
                         (IDENTIFIED COST $1,184,680,658)7
                         OTHER ASSETS AND LIABILITIES - NET - 0.0%                                                           352,503
                         TOTAL NET ASSETS -100%                                                                      $ 1,080,548,414


1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2007, these restricted securities amounted to $6,385,684, which represented 0.6% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the "Directors"). At August 31, 2007, these liquid restricted securities amounted to $6,385,684, which represented 0.6% of total net assets.

3    Discount rate at time of purchase.

4 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

5    Affiliated companies.

6    7-Day net yield.

7 At August 31, 2007, the cost of investments for federal tax purposes was $1,188,451,747. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from outstanding foreign currency commitments and futures contracts was $108,255,836. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $39,235,699 and net unrealized depreciation from investments for those securities having an excess of cost over value of $147,491,535.

At August 31, 2007, the Fund had the following outstanding foreign exchange contracts as follows:
SETTLEMENT DATE FOREIGN CURRENCY         IN EXCHANGE FOR      CONTRACTS AT VALUE UNREALIZED APPRECIATION
                UNITS                     TO DELIVER/RECEIVE
CONTRACTS SOLD:
9/28/2007       3,900,000 Euro             $5,386,953         $5,319,579          $67,374

At August 31, 2007, the Fund had the following outstanding futures contracts:
    DESCRIPTION                              NUMBER OF NOTIONAL VALUE EXPIRATION DATE   UNREALIZED
                                             CONTRACTS                                APPRECIATION
    8U.S Treasury Notes 10 Year Long Futures 200          $21,809,375 December 2007       $141,472

   8 Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Directors may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;

   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV); and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.


The following acronyms are used throughout this portfolio:

 GO   --General Obligation
 INS  --Insured
 REIT --Real Estate Investment Trust




ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED FIXED INCOME SECURITIES, INC.

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        OCTOBER 23, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        OCTOBER 23, 2007


BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        OCTOBER 23, 2007